Gain on Disposal of Subsidiaries and Other Assets, Net - consideration for financial performance (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Feb. 28, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration received		$ 807	$ 0
Direct Marketing Payment Processing Business Line [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration receivable earned	$ 3,388	3,388		$ 4,810	$ 50,000
Contingent consideration received	(807)	(807)
Fair value gain / (loss) on contingent consideration	$ 190	$ (615)